EMPLOYEE BENEFIT PLANS - NARRATIVE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Dedicated assets in support of certain benefit plans	$ 430	$ 464
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Change in plan liability due to divestiture	61	0
Change in plan assets due to divestiture	44	0
Increase in liability due to special termination benefits	0	0
Settlements	75	10
Settlement and curtailment charges	16	4	$ 31
Defined Benefit Plan, Plan Amendment [Abstract]
Increase in liability due to plan amendment		5
Other Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Change in plan liability due to divestiture	6	0
Change in plan assets due to divestiture	4	0
Increase in liability due to special termination benefits	26	0
Settlements	1	0
Settlement and curtailment charges	0	0	(1)
Defined Benefit Plan, Plan Amendment [Abstract]
Increase in liability due to plan amendment		(9)
San Diego Gas and Electric Company [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Increase in liability due to special termination benefits	0	0
Settlements	75	0
Settlement charge	16	0	19
San Diego Gas and Electric Company [Member] | Other Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Increase in liability due to special termination benefits	14	0
Settlements	0	0
Settlement charge	0	0	0
Defined Benefit Plan, Plan Amendment [Abstract]
Increase in liability due to plan amendment		0
Southern California Gas Company [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Increase in liability due to special termination benefits	0	0
Settlement charge	0	0	4
Defined Benefit Plan, Plan Amendment [Abstract]
Increase in liability due to plan amendment		3
Southern California Gas Company [Member] | Other Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Increase in liability due to special termination benefits	11	0
Settlement charge	$ 0	0	$ 0
Defined Benefit Plan, Plan Amendment [Abstract]
Increase in liability due to plan amendment		$ (9)